Segmental analysis (Tables)	12 Months Ended
Mar. 31, 2025
Disclosure of operating segments [abstract]
Schedule of main activities, revenue, operating profit and capital investment by operating segments	The following table describes the main activities for
each reportable operating segment:

UK Electricity Transmission
The high-voltage electricity transmission networks in England and Wales. This includes our Accelerated Strategic
Transmission Investment projects to connect more clean, low-carbon power to the transmission network in England and Wales.

UK Electricity Distribution	The electricity distribution networks of NGED in the East Midlands, West Midlands and South West of England and South Wales.
UK Electricity System Operator	The Great Britain system operator. The Group completed the disposal of the ESO to the UK Government on 1 October 2024 (see note 10).
New England	Electricity distribution networks, high-voltage electricity transmission networks and gas distribution networks in New England.
New York	Electricity distribution networks, high-voltage electricity transmission networks and gas distribution networks in New York.
National Grid Ventures
Comprises all commercial operations in LNG at the Isle of Grain in the UK and Providence, Rhode Island in the US, our
electricity generation business in the US, our electricity interconnectors in the UK and our investment in NG Renewables, our renewables business in the US. While NGV operates outside our regulated core business, the electricity interconnectors in the UK are subject to indirect regulation by Ofgem regarding the level of returns they can earn.
NG Renewables and Grain LNG were classified as held for sale in the year (see note 10).

	2025			2024			2023
	Total sales £m	Sales between segments £m	Sales to third parties £m	Total sales £m	Sales between segments £m	Sales to third parties £m	Total sales £m	Sales between segments £m	Sales to third parties £m
Operating segments – continuing operations:
UK Electricity Transmission	2,619	(135)	2,484	2,735	(40)	2,695	1,987	(41)	1,946
UK Electricity Distribution	2,424	(3)	2,421	1,795	(5)	1,790	2,045	(12)	2,033
UK Electricity System Operator	1,029	(17)	1,012	3,788	(35)	3,753	4,690	(31)	4,659
New England	4,306	—	4,306	3,948	—	3,948	4,427	—	4,427
New York	6,689	—	6,689	6,094	—	6,094	6,994	—	6,994
National Grid Ventures	1,397	(47)	1,350	1,389	(57)	1,332	1,341	(58)	1,283
Other	122	(6)	116	244	(6)	238	317	—	317
Total revenue from continuing operations	18,586	(208)	18,378	19,993	(143)	19,850	21,801	(142)	21,659

Split by geographical areas – continuing operations:
UK			6,707			9,063			9,611
US			11,671			10,787			12,048
Total revenue from continuing operations			18,378			19,850			21,659
A reconciliation of the operating segments’ measure of profit to profit before tax from continuing operations is provided below. Further details of the exceptional items and remeasurements are provided in note 5.

	Before exceptional items and remeasurements			Exceptional items and remeasurements (see note 5)			After exceptional items and remeasurements
	2025	2024	2023	2025	2024	2023	2025	2024	2023
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Operating segments – continuing operations:
UK Electricity Transmission	1,277	1,677	995	—	(3)	(2)	1,277	1,674	993
UK Electricity Distribution	1,610	993	1,091	(12)	(18)	(22)	1,598	975	1,069
UK Electricity System Operator	(364)	880	238	151	(498)	(1)	(213)	382	237
New England	982	643	708	26	(2)	424	1,008	641	1,132
New York	1,023	860	741	246	(498)	(200)	1,269	362	541
National Grid Ventures	380	469	490	(375)	89	467	5	558	957
Other	(143)	(60)	31	133	(57)	(81)	(10)	(117)	(50)
Total operating profit from continuing operations	4,765	5,462	4,294	169	(987)	585	4,934	4,475	4,879

Split by geographical area – continuing operations:
UK	2,775	3,923	2,825	257	(487)	26	3,032	3,436	2,851
US	1,990	1,539	1,469	(88)	(500)	559	1,902	1,039	2,028
Total operating profit from continuing operations	4,765	5,462	4,294	169	(987)	585	4,934	4,475	4,879

	Before exceptional items and remeasurements			Exceptional items and remeasurements (see note 5)			After exceptional items and remeasurements
	2025	2024	2023	2025	2024	2023	2025	2024	2023
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Reconciliation to profit before tax:
Operating profit from continuing operations	4,765	5,462	4,294	169	(987)	585	4,934	4,475	4,879
Share of post-tax results of joint ventures and associates	75	101	190	(2)	(64)	(19)	73	37	171
Finance income	449	244	166	1	4	(28)	450	248	138
Finance costs	(1,810)	(1,723)	(1,680)	3	11	82	(1,807)	(1,712)	(1,598)
Profit before tax from continuing operations	3,479	4,084	2,970	171	(1,036)	620	3,650	3,048	3,590
The following items are included in the total operating profit by segment:

Depreciation, amortisation and impairment[1]	2025	2024	2023
	£m	£m	£m
Operating segments:
UK Electricity Transmission	(540)	(521)	(484)
UK Electricity Distribution	(249)	(223)	(223)
UK Electricity System Operator	—	(61)	(101)
New England	(469)	(420)	(393)
New York	(731)	(658)	(620)
National Grid Ventures	(173)	(166)	(149)
Other	(13)	(12)	(14)
Total	(2,175)	(2,061)	(1,984)

Asset type:
Property, plant and equipment	(1,878)	(1,769)	(1,700)
Non-current intangible assets	(297)	(292)	(284)
Total	(2,175)	(2,061)	(1,984)
1.

	2025	2024	2023
	£m	£m	£m
Operating segments:
UK Electricity Transmission	2,999	1,912	1,301
UK Electricity Distribution	1,426	1,247	1,220
UK Electricity System Operator	—	85	108
New England	1,751	1,673	1,527
New York	3,289	2,654	2,454
National Grid Ventures	378	662	970
Other	4	2	13
Total	9,847	8,235	7,593

Asset type:
Property, plant and equipment	8,894	7,124	6,783
Non-current intangible assets	478	481	578
Equity investments in joint ventures and associates	116	332	197
Capital expenditure prepayments	359	298	35
Total	9,847	8,235	7,593

Schedule of geographical analysis of non-current assets

	2025	2024	2023
	£m	£m	£m
Split by geographical area:
UK	42,623	40,065	38,043
US	46,131	44,270	41,761
	88,754	84,335	79,804

Reconciliation to total non-current assets:
Pension assets	2,489	2,407	2,645
Financial and other investments	798	880	859
Derivative financial assets	369	324	276
Non-current assets	92,410	87,946	83,584
The trade receivables balance, accrued income balance and provisions balance split by geography are as follows:

	As at 31 March 2025			As at 31 March 2024
	UK	US	Total	UK	US	Total
	£m	£m	£m	£m	£m	£m
Trade receivables	265	2,785	3,050	162	2,339	2,501
Accrued income	513	570	1,083	337	548	885
Provision for impairment of receivables and accrued income	(3)	(575)	(578)	(3)	(556)	(559)
	775	2,780	3,555	496	2,331	2,827